Risks and Concentration (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Risks and Concentration (Details) [Line Items]
Cash and cash equivalents (in Yuan Renminbi)	¥ 57,458		¥ 48,800
Total net revenue		16.10%
Total accounts receivable percentage	17.50%	33.30%
Number of suppliers	1
Minimum [Member]
Risks and Concentration (Details) [Line Items]
Total net revenue	21.70%
Maximum [Member]
Risks and Concentration (Details) [Line Items]
Total net revenue	21.10%
Net Revenue [Member] | Customer Two [Member]
Risks and Concentration (Details) [Line Items]
Revenue percentage		10.00%
Net Revenue [Member] | Customer One [Member]
Risks and Concentration (Details) [Line Items]
Revenue percentage	10.00%
Cost of revenue [Member]
Risks and Concentration (Details) [Line Items]
Revenue percentage	10.00%	10.00%